Segment Reporting (Revenue And Total Segment Contribution For The Reportable Segments) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 Payer	Jun. 30, 2012 Payer	Jun. 30, 2012 Payer	Dec. 31, 2011 Provider	Jun. 30, 2012 Provider	Jun. 30, 2012 Provider	Dec. 31, 2011 Pharmacy	Jun. 30, 2012 Pharmacy	Jun. 30, 2012 Pharmacy	Dec. 31, 2011 Corporate And Eliminations	Jun. 30, 2012 Corporate And Eliminations	Jun. 30, 2012 Corporate And Eliminations	Dec. 31, 2011 Claims Management	Jun. 30, 2012 Claims Management	Jun. 30, 2012 Claims Management	Dec. 31, 2011 Claims Management Payer	Jun. 30, 2012 Claims Management Payer	Jun. 30, 2012 Claims Management Payer	Dec. 31, 2011 Payment Services	Jun. 30, 2012 Payment Services	Jun. 30, 2012 Payment Services	Dec. 31, 2011 Payment Services Payer	Jun. 30, 2012 Payment Services Payer	Jun. 30, 2012 Payment Services Payer	Dec. 31, 2011 Patient Statements	Jun. 30, 2012 Patient Statements	Jun. 30, 2012 Patient Statements	Dec. 31, 2011 Patient Statements Provider	Jun. 30, 2012 Patient Statements Provider	Jun. 30, 2012 Patient Statements Provider	Dec. 31, 2011 Revenue Cycle Management	Jun. 30, 2012 Revenue Cycle Management	Jun. 30, 2012 Revenue Cycle Management	Dec. 31, 2011 Revenue Cycle Management Provider	Jun. 30, 2012 Revenue Cycle Management Provider	Jun. 30, 2012 Revenue Cycle Management Provider	Dec. 31, 2011 Dental	Jun. 30, 2012 Dental	Jun. 30, 2012 Dental	Dec. 31, 2011 Dental Provider	Jun. 30, 2012 Dental Provider	Jun. 30, 2012 Dental Provider	Dec. 31, 2011 Pharmacy Services	Jun. 30, 2012 Pharmacy Services	Jun. 30, 2012 Pharmacy Services	Dec. 31, 2011 Pharmacy Services Pharmacy	Jun. 30, 2012 Pharmacy Services Pharmacy	Jun. 30, 2012 Pharmacy Services Pharmacy	Dec. 31, 2011 Inter Segment Revenues Payer	Jun. 30, 2012 Inter Segment Revenues Payer	Jun. 30, 2012 Inter Segment Revenues Payer	Dec. 31, 2011 Inter Segment Revenues Provider	Jun. 30, 2012 Inter Segment Revenues Provider	Jun. 30, 2012 Inter Segment Revenues Provider	Dec. 31, 2011 Inter Segment Revenues Pharmacy	Jun. 30, 2012 Inter Segment Revenues Pharmacy	Jun. 30, 2012 Inter Segment Revenues Pharmacy	Dec. 31, 2011 Inter Segment Revenues Corporate And Eliminations	Jun. 30, 2012 Inter Segment Revenues Corporate And Eliminations	Jun. 30, 2012 Inter Segment Revenues Corporate And Eliminations	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Jun. 30, 2011 Predecessor Payer	Jun. 30, 2011 Predecessor Payer	Nov. 01, 2011 Predecessor Payer	Dec. 31, 2010 Predecessor Payer	Dec. 31, 2009 Predecessor Payer	Jun. 30, 2011 Predecessor Provider	Jun. 30, 2011 Predecessor Provider	Nov. 01, 2011 Predecessor Provider	Dec. 31, 2010 Predecessor Provider	Dec. 31, 2009 Predecessor Provider	Jun. 30, 2011 Predecessor Pharmacy	Jun. 30, 2011 Predecessor Pharmacy	Nov. 01, 2011 Predecessor Pharmacy	Dec. 31, 2010 Predecessor Pharmacy	Dec. 31, 2009 Predecessor Pharmacy	Jun. 30, 2011 Predecessor Corporate And Eliminations	Jun. 30, 2011 Predecessor Corporate And Eliminations	Nov. 01, 2011 Predecessor Corporate And Eliminations	Dec. 31, 2010 Predecessor Corporate And Eliminations	Dec. 31, 2009 Predecessor Corporate And Eliminations	Jun. 30, 2011 Predecessor Claims Management	Jun. 30, 2011 Predecessor Claims Management	Nov. 01, 2011 Predecessor Claims Management	Dec. 31, 2010 Predecessor Claims Management	Dec. 31, 2009 Predecessor Claims Management	Jun. 30, 2011 Predecessor Claims Management Payer	Jun. 30, 2011 Predecessor Claims Management Payer	Nov. 01, 2011 Predecessor Claims Management Payer	Dec. 31, 2010 Predecessor Claims Management Payer	Dec. 31, 2009 Predecessor Claims Management Payer	Jun. 30, 2011 Predecessor Payment Services	Jun. 30, 2011 Predecessor Payment Services	Nov. 01, 2011 Predecessor Payment Services	Dec. 31, 2010 Predecessor Payment Services	Dec. 31, 2009 Predecessor Payment Services	Jun. 30, 2011 Predecessor Payment Services Payer	Jun. 30, 2011 Predecessor Payment Services Payer	Nov. 01, 2011 Predecessor Payment Services Payer	Dec. 31, 2010 Predecessor Payment Services Payer	Dec. 31, 2009 Predecessor Payment Services Payer	Jun. 30, 2011 Predecessor Patient Statements	Jun. 30, 2011 Predecessor Patient Statements	Nov. 01, 2011 Predecessor Patient Statements	Dec. 31, 2010 Predecessor Patient Statements	Dec. 31, 2009 Predecessor Patient Statements	Jun. 30, 2011 Predecessor Patient Statements Provider	Jun. 30, 2011 Predecessor Patient Statements Provider	Nov. 01, 2011 Predecessor Patient Statements Provider	Dec. 31, 2010 Predecessor Patient Statements Provider	Dec. 31, 2009 Predecessor Patient Statements Provider	Jun. 30, 2011 Predecessor Revenue Cycle Management	Jun. 30, 2011 Predecessor Revenue Cycle Management	Nov. 01, 2011 Predecessor Revenue Cycle Management	Dec. 31, 2010 Predecessor Revenue Cycle Management	Dec. 31, 2009 Predecessor Revenue Cycle Management	Jun. 30, 2011 Predecessor Revenue Cycle Management Provider	Jun. 30, 2011 Predecessor Revenue Cycle Management Provider	Nov. 01, 2011 Predecessor Revenue Cycle Management Provider	Dec. 31, 2010 Predecessor Revenue Cycle Management Provider	Dec. 31, 2009 Predecessor Revenue Cycle Management Provider	Jun. 30, 2011 Predecessor Dental	Jun. 30, 2011 Predecessor Dental	Nov. 01, 2011 Predecessor Dental	Dec. 31, 2010 Predecessor Dental	Dec. 31, 2009 Predecessor Dental	Jun. 30, 2011 Predecessor Dental Provider	Jun. 30, 2011 Predecessor Dental Provider	Nov. 01, 2011 Predecessor Dental Provider	Dec. 31, 2010 Predecessor Dental Provider	Dec. 31, 2009 Predecessor Dental Provider	Jun. 30, 2011 Predecessor Pharmacy Services	Jun. 30, 2011 Predecessor Pharmacy Services	Nov. 01, 2011 Predecessor Pharmacy Services	Dec. 31, 2010 Predecessor Pharmacy Services	Dec. 31, 2009 Predecessor Pharmacy Services	Jun. 30, 2011 Predecessor Pharmacy Services Pharmacy	Jun. 30, 2011 Predecessor Pharmacy Services Pharmacy	Nov. 01, 2011 Predecessor Pharmacy Services Pharmacy	Dec. 31, 2010 Predecessor Pharmacy Services Pharmacy	Dec. 31, 2009 Predecessor Pharmacy Services Pharmacy	Jun. 30, 2011 Predecessor Inter Segment Revenues Payer	Jun. 30, 2011 Predecessor Inter Segment Revenues Payer	Nov. 01, 2011 Predecessor Inter Segment Revenues Payer	Dec. 31, 2010 Predecessor Inter Segment Revenues Payer	Dec. 31, 2009 Predecessor Inter Segment Revenues Payer	Jun. 30, 2011 Predecessor Inter Segment Revenues Provider	Jun. 30, 2011 Predecessor Inter Segment Revenues Provider	Nov. 01, 2011 Predecessor Inter Segment Revenues Provider	Dec. 31, 2010 Predecessor Inter Segment Revenues Provider	Dec. 31, 2009 Predecessor Inter Segment Revenues Provider	Jun. 30, 2011 Predecessor Inter Segment Revenues Corporate And Eliminations	Jun. 30, 2011 Predecessor Inter Segment Revenues Corporate And Eliminations	Nov. 01, 2011 Predecessor Inter Segment Revenues Corporate And Eliminations	Dec. 31, 2010 Predecessor Inter Segment Revenues Corporate And Eliminations	Dec. 31, 2009 Predecessor Inter Segment Revenues Corporate And Eliminations
Revenue from external customers
Inter-segment revenues																																																				$ 514	$ 1,022	$ 1,906	$ 107	$ 194	$ 438	$ 62	$ 87	$ 180	$ (683)	$ (1,303)	$ (2,524)																																																																																						$ 865	$ 1,720	$ 2,845	$ 3,501	$ 902	$ 124	$ 239	$ 450	$ 402	$ 1,498	$ (989)	$ (1,959)	$ (3,295)	$ (3,903)	$ (2,400)
Net revenue	190,384	294,468	580,503	77,725	124,577	243,514	98,324	148,166	292,708	15,018	23,028	46,805	(683)	(1,303)	(2,524)	35,004	58,269	110,913	35,004	58,269	110,913	42,207	65,286	130,695	42,207	65,286	130,695	41,927	64,584	127,103	41,927	64,584	127,103	51,123	75,360	148,967	51,123	75,360	148,967	5,167	8,028	16,200	5,167	8,028	16,200	14,956	22,941	46,625	14,956	22,941	46,625													282,110	553,610	929,264	1,002,152	918,448	116,344	226,990	380,961	430,062	397,492	145,962	287,181	480,822	494,199	462,513	20,793	41,398	70,776	81,794	60,843	(989)	(1,959)	(3,295)	(3,903)	(2,400)	52,972	100,528	171,288	192,385	184,605	52,972	100,528	171,288	192,385	184,605	62,507	124,742	206,828	234,176	211,985	62,507	124,742	206,828	234,176	211,985	65,022	128,539	213,585	262,521	274,390	65,022	128,539	213,585	262,521	274,390	72,945	142,799	240,861	199,873	155,112	72,945	142,799	240,861	199,873	155,112	7,871	15,604	25,926	31,403	31,513	7,871	15,604	25,926	31,403	31,513	20,793	41,398	70,776	81,794	60,843	20,793	41,398	70,776	81,794	60,843
Costs and expenses
Cost of operations	117,421	182,565	357,756	51,102	82,896	159,988	60,710	91,341	181,049	6,252	9,567	19,113	(643)	(1,239)	(2,394)																																																	173,373	342,026	572,541	612,367	562,636	77,014	152,199	255,437	281,853	253,471	88,514	174,362	291,055	304,245	294,471	8,773	17,300	29,134	30,044	16,668	(928)	(1,835)	(3,085)	(3,775)	(1,974)
Development and engineering	5,153	7,971	16,252	1,940	2,895	5,660	2,234	3,489	7,326	979	1,587	3,266																																																				8,145	16,130	26,090	30,638	30,539	2,582	4,952	8,700	9,475	11,744	3,801	7,716	11,693	13,993	12,893	1,762	3,462	5,697	7,170	5,902
Sales, marketing, general and administrative	21,778	37,184	72,072	5,870	7,546	16,122	4,518	9,336	19,256	830	1,448	3,074	10,560	18,854	33,620																																																	34,095	67,263	111,463	116,947	118,996	7,875	15,322	26,905	28,914	26,980	11,105	22,348	38,385	33,982	35,070	1,401	2,863	5,078	6,133	8,102	13,714	26,730	41,095	47,918	48,844
Accretion	2,459	8,579	12,346										2,459
Transaction related costs	17,857												17,857																																																					66,625					10,443					9,029					2,282					44,871
Segment contribution	25,716	66,748	134,423	18,813	31,240	61,744	30,862	44,000	85,077	6,957	10,426	21,352	(30,916)	(18,918)	(33,750)																																																	66,497	128,191	152,545	242,200	206,277	28,873	54,517	79,476	109,820	105,297	42,542	82,755	130,660	141,979	120,079	8,857	17,773	28,585	38,447	30,171	(13,775)	(26,854)	(86,176)	(48,046)	(49,270)
Depreciation and amortization	29,094	46,626	91,782																																																													38,934	76,956	128,761	124,721	105,321
Interest expense, net	29,343	42,902	88,641																																																													12,650	25,275	43,201	61,017	70,171
Other	(5,843)																																																															(2,235)	(3,638)	(8,036)	(9,284)	(519)
Loss on extinguishment of debt		21,853	21,853
Income (loss) before income tax provision (benefit)	$ (26,878)	$ (53,212)	$ (80,199)																																																													$ 17,148	$ 29,598	$ (11,381)	$ 65,746	$ 31,304